Summary of Significant Accounting Policies - Warrant Liabilities (Q3) (Details) - $ / shares	Sep. 30, 2021	Jun. 16, 2021
Class A Common Stock
Class of Warrant or Right [Line Items]
Exercise price of warrant (in dollars per share)	$ 11.50
Minimum requirement for cash settlement as percent of stockholders		50.00%
Public Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)	12,499,933
Private Placement Warrant
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)	7,000,000	7,000,000